Retirement Benefits	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Retirement Benefits
RETIREMENT BENEFITS:
Savings and Profit Sharing Plans
We and our subsidiaries sponsor defined contribution savings and profit sharing plans, which collectively cover virtually all eligible employees, including those of ETP, Sunoco LP and Lake Charles LNG. Employer matching contributions are calculated using a formula based on employee contributions. We and our subsidiaries have made matching contributions of $44 million, $40 million and $50 million to the 401(k) savings plan for the years ended December 31, 2016, 2015, and 2014, respectively.
Pension and Other Postretirement Benefit Plans
Panhandle
Postretirement benefits expense for the years ended December 31, 2016 and 2015 reflect the impact of changes Panhandle or its affiliates adopted as of September 30, 2013, to modify its retiree medical benefits program, effective January 1, 2014. The modification placed all eligible retirees on a common medical benefit platform, subject to limits on Panhandle’s annual contribution toward eligible retirees’ medical premiums. Prior to January 1, 2013, affiliates of Panhandle offered postretirement health care and life insurance benefit plans (other postretirement plans) that covered substantially all employees. Effective January 1, 2013, participation in the plan was frozen and medical benefits were no longer offered to non-union employees. Effective January 1, 2014, retiree medical benefits were no longer offered to union employees.
Sunoco, Inc.
Sunoco, Inc. sponsors a defined benefit pension plan, which was frozen for most participants on June 30, 2010. On October 31, 2014, Sunoco, Inc. terminated the plan, and paid lump sums to eligible active and terminated vested participants in December 2015.
Sunoco, Inc. also has a plan which provides health care benefits for substantially all of its current retirees. The cost to provide the postretirement benefit plan is shared by Sunoco, Inc. and its retirees. Access to postretirement medical benefits was phased out or eliminated for all employees retiring after July 1, 2010. In March, 2012, Sunoco, Inc. established a trust for its postretirement benefit liabilities. Sunoco made a tax-deductible contribution of approximately $200 million to the trust. The funding of the trust eliminated substantially all of Sunoco, Inc.’s future exposure to variances between actual results and assumptions used to estimate retiree medical plan obligations.
Obligations and Funded Status
Pension and other postretirement benefit liabilities are accrued on an actuarial basis during the years an employee provides services.
The following table contains information at the dates indicated about the obligations and funded status of pension and other postretirement plans on a combined basis:

	December 31, 2016			December 31, 2015
	Pension Benefits			Pension Benefits
	Funded Plans	Unfunded Plans	Other Postretirement Benefits	Funded Plans	Unfunded Plans	Other Postretirement Benefits
Change in benefit obligation:
Benefit obligation at beginning of period	$20	$57	$181	$718	$65	$203
Interest cost	1	2	4	23	2	4
Amendments	—	—	—	—	—	—
Benefits paid, net	(1)	(7)	(21)	(46)	(8)	(20)
Actuarial (gain) loss and other	(2)	(1)	2	16	(2)	(6)
Settlements	—	—	—	(691)	—	—
Benefit obligation at end of period	$18	$51	$166	$20	$57	$181

Change in plan assets:
Fair value of plan assets at beginning of period	$15	$—	$261	$598	$—	$272
Return on plan assets and other	(2)	—	6	16	—	—
Employer contributions	—	—	10	138	—	9
Benefits paid, net	(1)	—	(21)	(46)	—	(20)
Settlements	—	—	—	(691)	—	—
Fair value of plan assets at end of period	$12	$—	$256	$15	$—	$261

Amount underfunded (overfunded) at end of period	$6	$51	$(90)	$5	$57	$(80)

Amounts recognized in the consolidated balance sheets consist of:
Non-current assets	$—	$—	$114	$—	$—	$103
Current liabilities	—	(7)	(2)	—	(9)	(2)
Non-current liabilities	(6)	(44)	(23)	(5)	(48)	(22)
	$(6)	$(51)	$89	$(5)	$(57)	$79

Amounts recognized in accumulated other comprehensive loss (pre-tax basis) consist of:
Net actuarial gain	$—	$—	$(13)	$2	$4	$(18)
Prior service cost	—	—	15	—	—	16
	$—	$—	$2	$2	$4	$(2)
The following table summarizes information at the dates indicated for plans with an accumulated benefit obligation in excess of plan assets:

	December 31, 2016			December 31, 2015
	Pension Benefits			Pension Benefits
	Funded Plans	Unfunded Plans	Other Postretirement Benefits	Funded Plans	Unfunded Plans	Other Postretirement Benefits
Projected benefit obligation	$18	$51	N/A	$20	$57	N/A
Accumulated benefit obligation	18	51	$166	20	57	$181
Fair value of plan assets	12	—	256	15	—	261

Components of Net Periodic Benefit Cost

	December 31, 2016		December 31, 2015
	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
Net Periodic Benefit Cost:
Interest cost	$3	$4	$25	$4
Expected return on plan assets	(1)	(8)	(16)	(8)
Prior service cost amortization	—	1	—	1
Actuarial loss amortization	—	—	—	—
Settlements	—	—	32	—
Net periodic benefit cost	$2	$(3)	$41	$(3)

Assumptions
The weighted-average assumptions used in determining benefit obligations at the dates indicated are shown in the table below:

	December 31, 2016		December 31, 2015
	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
Discount rate	3.65%	2.34%	3.59%	2.38%
Rate of compensation increase	N/A	N/A	N/A	N/A

The weighted-average assumptions used in determining net periodic benefit cost for the periods presented are shown in the table below:

	December 31, 2016		December 31, 2015
	Pension Benefits	Other Postretirement Benefits	Pension Benefits	Other Postretirement Benefits
Discount rate	3.60%	3.06%	3.65%	2.79%
Expected return on assets:
Tax exempt accounts	3.50%	7.00%	7.50%	7.00%
Taxable accounts	N/A	4.50%	N/A	4.50%
Rate of compensation increase	N/A	N/A	N/A	N/A

The long-term expected rate of return on plan assets was estimated based on a variety of factors including the historical investment return achieved over a long-term period, the targeted allocation of plan assets and expectations concerning future returns in the marketplace for both equity and fixed income securities. Current market factors such as inflation and interest rates are evaluated before long-term market assumptions are determined. Peer data and historical returns are reviewed to ensure reasonableness and appropriateness.
The assumed health care cost trend rates used to measure the expected cost of benefits covered by Panhandle’s and Sunoco, Inc.’s other postretirement benefit plans are shown in the table below:

	December 31,
	2016	2015
Health care cost trend rate	6.73%	7.16%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	4.96%	5.39%
Year that the rate reaches the ultimate trend rate	2021	2018

Changes in the health care cost trend rate assumptions are not expected to have a significant impact on postretirement benefits.
Plan Assets
For the Panhandle plans, the overall investment strategy is to maintain an appropriate balance of actively managed investments with the objective of optimizing longer-term returns while maintaining a high standard of portfolio quality and achieving proper diversification.  To achieve diversity within its other postretirement plan asset portfolio, Panhandle has targeted the following asset allocations: equity of 25% to 35%, fixed income of 65% to 75% and cash and cash equivalents of up to 10%.
The investment strategy of Sunoco, Inc. funded defined benefit plans is to achieve consistent positive returns, after adjusting for inflation, and to maximize long-term total return within prudent levels of risk through a combination of income and capital appreciation. The objective of this strategy is to reduce the volatility of investment returns and maintain a sufficient funded status of the plans. In anticipation of the pension plan termination, Sunoco, Inc. targeted the asset allocations to a more stable position by investing in growth assets and liability hedging assets.
The fair value of the pension plan assets by asset category at the dates indicated is as follows:

		Fair Value Measurements at December 31, 2016
	Fair Value Total	Level 1	Level 2	Level 3
Asset Category:
Mutual funds (1)	$12	$12	$—	$—
Total	$12	$12	$—	$—

(1)	Comprised of 100% equities as of December 31, 2016.

		Fair Value Measurements at December 31, 2015
	Fair Value Total	Level 1	Level 2	Level 3
Asset Category:
Mutual funds (1)	$15	$—	$15	$—
Total	$15	$—	$15	$—

(1)	Comprised of 100% equities as of December 31, 2015.
The fair value of the other postretirement plan assets by asset category at the dates indicated is as follows:

		Fair Value Measurements at December 31, 2016
	Fair Value Total	Level 1	Level 2	Level 3
Asset Category:
Cash and Cash Equivalents	$23	$23	$—	$—
Mutual funds (1)	142	142	—	—
Fixed income securities	91	—	91	—
Total	$256	$165	$91	$—

(1)	Primarily comprised of approximately 31% equities, 66% fixed income securities and 3% cash as of December 31, 2016.

		Fair Value Measurements at December 31, 2015
	Fair Value Total	Level 1	Level 2	Level 3
Asset Category:
Cash and Cash Equivalents	$18	$18	$—	$—
Mutual funds (1)	141	141	—	—
Fixed income securities	102	—	102	—
Total	$261	$159	$102	$—

(1)	Primarily comprised of approximately 56% equities, 33% fixed income securities and 11% cash as of December 31, 2015.
The Level 1 plan assets are valued based on active market quotes.  The Level 2 plan assets are valued based on the net asset value per share (or its equivalent) of the investments, which was not determinable through publicly published sources but was calculated consistent with authoritative accounting guidelines.
Contributions
We expect to contribute $12 million to pension plans and $10 million to other postretirement plans in 2017.  The cost of the plans are funded in accordance with federal regulations, not to exceed the amounts deductible for income tax purposes.
Benefit Payments
Panhandle’s and Sunoco, Inc.’s estimate of expected benefit payments, which reflect expected future service, as appropriate, in each of the next five years and in the aggregate for the five years thereafter are shown in the table below:

	Pension Benefits
Years	Funded Plans	Unfunded Plans	Other Postretirement Benefits (Gross, Before Medicare Part D)
2017	$1	$7	$26
2018	1	7	25
2019	1	6	23
2020	1	6	22
2021	1	5	19
2022 – 2026	6	17	39

The Medicare Prescription Drug Act provides for a prescription drug benefit under Medicare (“Medicare Part D”) as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a prescription drug benefit that is at least actuarially equivalent to Medicare Part D.
Panhandle does not expect to receive any Medicare Part D subsidies in any future periods.